497(j)

033-57730/811-02441

VIA EDGAR

August 2, 2006

Division of Investment Management

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: AGL Separate Account D

American General Life Insurance Company

Post-Effective Amendment on Form N-4

File Nos.: 033-57730 and 811-02441

(WM Advantage Flexible Payment Variable and Fixed Individual Deferred Annuity)

Ladies and Gentlemen:

Pursuant to Rule 497(j), please be advised that the form of Prospectus and Statement of Additional Information dated July 28, 2006 for AGL Separate Account D WM Advantage Flexible Payment Variable and Fixed Individual Deferred Annuity contain no changes from those submitted in Post-Effective Amendment No. 12 and Amendment No. 116, as filed electronically with the Securities and Exchange Commission on July 28, 2006, accession number 0001193125-06-155858.

Should you have any questions regarding this filing, please do not hesitate to contact me at (713) 831-3164.

Sincerely,

/s/ Katherine Stoner

Katherine Stoner

Associate General Counsel